STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net sales	$ 11,063,619	$ 10,432,517
Cost of products sold	6,289,316	6,354,968
Gross Profit	4,774,303	4,077,549
Costs and expenses:
Salaries and wages	2,857,773	3,241,981
Selling and administrative	872,669	786,548
Professional fees	167,299	95,191
Depreciation	155,728	115,056
Total operating costs	4,053,469	4,238,776
Income / (Loss) from operations	720,834	(161,227)
Other income (expense):
Gain on sale of assets	19,327
Forgiveness of PPP loan	609,500
Interest expense	(178,584)	(165,468)
Total other income (expense), net	450,243	(165,468)
Net income / (loss) before income tax expense	1,171,077	(326,695)
Net income / (loss)	$ 1,171,077	$ (326,695)
Basic and diluted income / (loss) per common share	$ 11,711	$ (3,267)
Weighted average common shares outstanding basic and diluted	100	100